Fair Value of Plan Assets by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,527,744		¥ 1,323,163		¥ 1,226,058
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	111,000	[1]	108,000	[1]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	90,000		58,000
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	716,000	[2]	601,000	[2]
Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	86,000	[3]	70,000	[3]
Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	41,000	[3]
Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	179,000		183,000
Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,000		8,000
Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	56,000		43,000
Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,000	[3]	77,000	[3]
Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	52,000	[3]
Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	75,000		65,000
Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,000		16,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,112		948
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,000	[4]	60,000	[4]
Level 1 | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	716,000	[2]	601,000	[2]
Level 1 | Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	179,000		183,000
Level 1 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	54,000		43,000
Level 1 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	71,000		61,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	415		374
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	111,000	[1]	108,000	[1]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(2,000)	[5]	(2,000)	[5]
Level 2 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	86,000	[3]	70,000	[3]
Level 2 | Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	41,000	[3]
Level 2 | Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,000		8,000
Level 2 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,000
Level 2 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,000	[3]	77,000	[3]
Level 2 | Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000	[3]	52,000	[3]
Level 2 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,000		4,000
Level 2 | Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,000		16,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1		1
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,000		¥ 1,000

[1]	Investments in this class are measured at conversion value.
[2]	This class includes equity securities held in the employee retirement benefit trusts of ¥572 billion and ¥681 billion at March 31, 2012 and 2013, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.